FINANCIAL RISK MANAGEMENT (Details) - Disclosure of Concentration of Exposure - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	£ 480,141	£ 474,470
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	178,269	177,569
Before allowance for impairment losses | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	485,842	477,633
Before allowance for impairment losses | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	180,550	178,742
Allowance for credit losses | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	5,701	3,163
Allowance for credit losses | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	2,281	1,173
Agriculture, forestry and fishing | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	7,835	7,557
Agriculture, forestry and fishing | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	3,039	2,949
Energy and water supply | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	1,274	1,423
Energy and water supply | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	1,189	1,328
Manufacturing | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	4,455	4,869
Manufacturing | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	3,770	3,811
Construction | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	5,046	4,190
Construction | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	4,022	3,255
Transport, distribution and hotels | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	14,229	12,657
Transport, distribution and hotels | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	10,160	8,350
Postal and telecommunications | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	2,261	1,679
Postal and telecommunications | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	1,689	1,130
Property companies | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	25,092	26,736
Property companies | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	21,629	22,982
Financial, business and other services | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	77,271	73,087
Financial, business and other services | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	73,987	68,461
Mortgage offers made | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	305,966	298,294
Mortgage offers made | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	49,574	52,341
Other | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	25,295	29,165
Other | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	8,502	10,060
Lease financing | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	1,047	1,536
Lease financing | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	30	93
Hire purchase | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	16,071	16,440
Hire purchase | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	£ 2,959	£ 3,982
Loans and advances to customers exposure
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Percentage of exposure (in percent)	63.00%
Financial, business and other services exposure
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Percentage of exposure (in percent)	16.00%